Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

As required by Section 953(a) of Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K we are providing the following information to show how compensation actually paid (“CAP”) to the PEO and the Non-PEO NEOs (as defined below) (averaged) relates to total shareholder return, net income and operating income for the years 2020-2022.

			Average		Value of Initial Fixed $100 Investment Based on:
Fiscal Year Ended	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Operating Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
December 31, 2022	$4,585,595	$900,886	$1,888,561	$698,576	$100.81	$104.45	$973,585,000	$1,027,845,000
December 25, 2021	$4,238,341	$5,967,081	$1,694,354	$2,271,591	$142.59	$165.87	$1,082,200,000	$1,218,620,000
December 26, 2020	$3,684,276	$5,909,431	$1,596,351	$2,383,954	$125.14	$133.30	$992,324,000	$1,054,240,000

The PEO for each year was Clifton A. Pemble. For 2022, the Non-PEO NEOs were Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois. For 2021 and 2020, the Non-PEO NEOs were Min H. Kao, Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois.

The peer group for purposes of the table above is the S&P 500 Consumer Discretionary Index.

To calculate CAP for our PEO, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation, as required under Item 402(v) of Regulation S-K:

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(i)	(ii)
December 31, 2022	$4,585,595	$(3,323,452)	$(361,257)	$900,886
December 25, 2021	$4,238,341	$(3,003,686)	$4,732,426	$5,967,081
December 26, 2020	$3,684,276	$(2,599,853)	$4,825,008	$5,909,431

(i)	Represents the grant date fair value of equity-based awards granted each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)

Represents equity award adjustments for each year shown, calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for PEO	2022	2021	2020
RSUs:
Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	$1,850,599	$1,663,383	$1,419,079
Increase (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	$(513,916)	$173,666	$304,853
Increase (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	$(516,070)	$208,362	$315,569
PC-RSUs:
Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	$-	$2,352,257	$2,574,357
Increase (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	$(793,151)	$263,567	$310,319
Increase (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	$(388,719)	$71,191	$(99,169)
TOTAL EQUITY AWARD ADJUSTMENTS FOR PEO	$(361,257)	$4,732,426	$4,825,008

To calculate CAP for our Non-PEO NEOs (averaged), the following amounts were deducted from and added to SCT total compensation, as required under Item 402(v) of Regulation S-K:

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(i)	(iii)
December 31, 2022	$1,888,561	$(1,034,936)	$(155,049)	$698,576
December 25, 2021	$1,694,354	$(892,596)	$1,469,833	$2,271,591
December 26, 2020	$1,596,351	$(843,849)	$1,631,452	$2,383,954

(i)	Represents the grant date fair value of equity-based awards granted each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for Non-PEO NEOs	2022	2021	2020
RSUs:
Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	$548,618	$438,136	$407,422
Increase (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	$(139,301)	$50,459	$93,083
Increase (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	$(145,836)	$63,083	$99,505
PC-RSUs:
Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	$-	$790,793	$939,757
Increase (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	$(275,337)	$99,430	$128,340
Increase (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	$(143,193)	$27,932	$(36,655)
TOTAL EQUITY AWARD ADJUSTMENTS FOR NON-PEO NEOs	$(155,049)	$1,469,833	$1,631,452

Company Selected Measure Name				Operating Income
Named Executive Officers, Footnote [Text Block]

The PEO for each year was Clifton A. Pemble. For 2022, the Non-PEO NEOs were Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois. For 2021 and 2020, the Non-PEO NEOs were Min H. Kao, Douglas G. Boessen, Andrew R. Etkind, Philip I. Straub and Patrick G. Desbois.

Peer Group Issuers, Footnote [Text Block]				The peer group for purposes of the table above is the S&P 500 Consumer Discretionary Index.
PEO Total Compensation Amount	$ 4,585,595	$ 4,238,341	$ 3,684,276
PEO Actually Paid Compensation Amount	900,886	5,967,081	5,909,431
Adjustment To PEO Compensation, Footnote [Text Block]

To calculate CAP for our PEO, the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation, as required under Item 402(v) of Regulation S-K:

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(i)	(ii)
December 31, 2022	$4,585,595	$(3,323,452)	$(361,257)	$900,886
December 25, 2021	$4,238,341	$(3,003,686)	$4,732,426	$5,967,081
December 26, 2020	$3,684,276	$(2,599,853)	$4,825,008	$5,909,431

(i)	Represents the grant date fair value of equity-based awards granted each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)

Represents equity award adjustments for each year shown, calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for PEO	2022	2021	2020
RSUs:
Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	$1,850,599	$1,663,383	$1,419,079
Increase (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	$(513,916)	$173,666	$304,853
Increase (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	$(516,070)	$208,362	$315,569
PC-RSUs:
Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	$-	$2,352,257	$2,574,357
Increase (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	$(793,151)	$263,567	$310,319
Increase (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	$(388,719)	$71,191	$(99,169)
TOTAL EQUITY AWARD ADJUSTMENTS FOR PEO	$(361,257)	$4,732,426	$4,825,008

Non-PEO NEO Average Total Compensation Amount	1,888,561	1,694,354	1,596,351
Non-PEO NEO Average Compensation Actually Paid Amount	$ 698,576	2,271,591	2,383,954
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

To calculate CAP for our Non-PEO NEOs (averaged), the following amounts were deducted from and added to SCT total compensation, as required under Item 402(v) of Regulation S-K:

Year	SCT Total	Deduction of Reported Value of Equity Awards	Equity Award Adjustments	CAP
		(i)	(iii)
December 31, 2022	$1,888,561	$(1,034,936)	$(155,049)	$698,576
December 25, 2021	$1,694,354	$(892,596)	$1,469,833	$2,271,591
December 26, 2020	$1,596,351	$(843,849)	$1,631,452	$2,383,954

(i)	Represents the grant date fair value of equity-based awards granted each year shown, as reported in the SCT. As required under Item 402(v) of Regulation S-K, this value is deducted from SCT total compensation to calculate CAP for each year shown.
(ii)	Represents the value of equity award adjustments for each year shown, as calculated in accordance with the methodology required under Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments are provided in the supplemental table below:

Equity Award Adjustments for Non-PEO NEOs	2022	2021	2020
RSUs:
Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	$548,618	$438,136	$407,422
Increase (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	$(139,301)	$50,459	$93,083
Increase (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	$(145,836)	$63,083	$99,505
PC-RSUs:
Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end	$-	$790,793	$939,757
Increase (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end	$(275,337)	$99,430	$128,340
Increase (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year	$(143,193)	$27,932	$(36,655)
TOTAL EQUITY AWARD ADJUSTMENTS FOR NON-PEO NEOs	$(155,049)	$1,469,833	$1,631,452

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Performance

As required pursuant to Item 402(v) of Regulation S-K, in the charts below we show the relationship for the years shown between CAP for the PEO and the non-PEO NEOs and each of the following: (1) total shareholder return (“TSR”) for Garmin and for the S&P 500 Consumer Discretionary Index; (2) net income; and (3) operating income. As stated above, the Compensation Committee uses operating income and revenue to link CAP to performance. The Compensation Committee does not use TSR or net income.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Most Important Performance Measures

As required under Item 402(v) of Regulations S-K, in the table below we list the financial performance measures used by the Compensation Committee to link compensation actually paid to the NEOs to Garmin’s performance.

Operating Income
Revenue

Total Shareholder Return Amount	$ 100.81	142.59	125.14
Peer Group Total Shareholder Return Amount	104.45	165.87	133.3
Net Income (Loss)	$ 973,585,000	$ 1,082,200,000	$ 992,324,000
Company Selected Measure Amount	1,027,845,000	1,218,620,000	1,054,240,000
PEO Name				Clifton A. Pemble
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Deduction of Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,323,452)	$ (3,003,686)	$ (2,599,853)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(361,257)	4,732,426	4,825,008
PEO [Member] | RSUs Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,850,599	1,663,383	1,419,079
PEO [Member] | RSUsIncrease (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(513,916)	173,666	304,853
PEO [Member] | RSUsIncrease (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(516,070)	208,362	315,569
PEO [Member] | PC-RSUs Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,352,257	2,574,357
PEO [Member] | PC-RSUs Increase (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(793,151)	263,567	310,319
PEO [Member] | PC-RSUs Increase (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(388,719)	71,191	(99,169)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(361,257)	4,732,426	4,825,008
Non-PEO NEO [Member] | Deduction of Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,034,936)	(892,596)	(843,849)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(155,049)	1,469,833	1,631,452
Non-PEO NEO [Member] | RSUs Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	548,618	438,136	407,422
Non-PEO NEO [Member] | RSUsIncrease (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(139,301)	50,459	93,083
Non-PEO NEO [Member] | RSUsIncrease (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(145,836)	63,083	99,505
Non-PEO NEO [Member] | PC-RSUs Increase (Decrease) for Fair Value of Awards Granted during Year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		790,793	939,757
Non-PEO NEO [Member] | PC-RSUs Increase (Decrease) for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(275,337)	99,430	128,340
Non-PEO NEO [Member] | PC-RSUs Increase (Decrease) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(143,193)	27,932	(36,655)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (155,049)	$ 1,469,833	$ 1,631,452